Income Taxes - Schedule of Reconciliation Statutory Tax Rate and Effective Income Tax Rate (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2024
VEON Holdings B.V. [Member]
Schedule of Reconciliation Statutory Tax Rate and Effective Income Tax Rate [Line Items]
Statutory tax rate	(25.80%)